SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
Tax-Managed Small/Mid Cap Fund
Multi-Strategy Alternative Fund
(the "Funds")

Supplement dated November 6, 2015
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on July 17, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the fees and expenses and portfolio management of the Funds.

Restatement of the Fees and Expenses for the Multi-Strategy Alternative Fund

Under the section titled "Fund Summary," under the heading entitled "Fees and Expenses," under the sub-heading entitled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

(expenses that you pay each year as a percentage of the value of your investment)^	Class A Shares
Management Fees		1.50%
Distribution (12b-1) Fees		None
Other Expenses
Dividends on Shorts	0.02%
Remainder of Other Expenses	0.61%
Total Other Expenses		0.63%
Acquired Funds Fees and Expenses (AFFE)†		1.37%
Total Annual Fund Operating Expenses		3.50%

^  Total Annual Fund Operating Expenses have been restated to reflect current fees.

†  AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading entitled "Example," the table is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Multi-Strategy Alternative Fund—Class A Shares	$353	$1,074	$1,817	$3,774

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Information About Fee Waivers," the text referring to the Multi-Strategy Alternative Fund in the second chart is hereby deleted and replaced with the following:

Fund Name—Class A Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund	3.50%	1.98%	0.61%	0.61%

There are no further changes to the fees and expenses of the Fund.

Change in the Multi-Strategy Alternative Fund's Portfolio Management

Under the section titled "Fund Summary," under the heading entitled "Principal Investment Strategies," the third paragraph is hereby deleted in its entirety and replaced with the following:

The Fund currently allocates assets to one Sub-Adviser pursuant to SIMC's "manager of managers" model, and the Sub-Adviser manages a portion of the Fund's portfolio under the general supervision of SIMC. In addition, SIMC may directly manage a portion of the Fund's assets, which may include allocating assets to investments in Underlying Funds selected by SIMC.

In addition, under the section titled "Fund Summary," under the heading entitled "Management," the chart under the sub-heading entitled "Investment Adviser and Portfolio Manager" is hereby deleted and replaced with the following:

Portfolio Manager	Experience with the Fund	Title with Adviser
Srdjan Teslic	Since 2013	Senior Investment Analyst—Alternative Investments Team

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Emso Partners Limited	Mark R. Franklin	Since 2015	Founder, Chief Investment Officer
	John Hynes	Since 2015	Portfolio Manager

In addition, under the section titled "More Information About Investments," all text relating to the "Multi-Strategy Alternative Fund" is hereby deleted.

In addition, under the section titled "Investment Adviser," the paragraph before the heading entitled "High Yield Bond Fund" is hereby deleted in its entirety and replaced with the following:

Srdjan Teslic serves as portfolio manager for the Multi-Strategy Alternative Fund. Mr. Teslic currently serves as Senior Investment Analyst of the Alternative Investments Team and joined SIMC in 2009.

Although the Real Return Fund is able to use a multi-manager approach whereby the Fund's assets would be allocated among multiple Sub-Advisers, the Fund's assets currently are managed directly by SIMC. SIMC may, in the future, determine to act as a manager of managers with respect to some or all of the Fund's assets and allocate Fund assets to one or more Sub-Advisers, upon approval from the Board of Trustees. In addition, SIMC may also directly manage a portion of the High Yield Bond and the Multi-Strategy Alternative Funds' assets in a manner that it believes will help each Fund achieve its investment goals.

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," the following text is hereby added directly before the heading entitled "Long/Short Alternative Fund":

MULTI-STRATEGY ALTERNATIVE FUND:

Emso Partners Limited: Emso Partners Limited (Emso), located at Iron Trades House, 21-24 Grosvenor Place, London, SW1X 7HN, serves as a Sub-Adviser to a portion of the assets of the Multi-Strategy Alternative Fund. A team of investment professionals manages the portion of the Multi-Strategy Alternative Fund's assets allocated to Emso. Mark Franklin is the Chief Investment Officer of Emso. Mark began his career in international banking in 1979 and lived and worked throughout Latin America holding various positions in Argentina, Colombia and Mexico. He joined Salomon Brothers in 1986 to establish and co-run their emerging markets customer business. Following his appointment to the position of partner in 1991, he joined Salomon's proprietary trading division where he started and successfully ran the emerging markets investment business until the merger with Citigroup. After the merger he founded the Emso Fund, established Emso Partners Limited (then as a subsidiary of Citibank), and ultimately executed its employee buyout in 2013. During the past 15 years he has built a wide institutional investor base and a consistently strong performance track record in Emso and its associated funds. Mark holds a BA from Brown University in Economics. He is a Trustee of Tusk, a pan-African charitable trust. John Hynes is a portfolio manager focusing on liquid alternative strategies. Before joining Emso in 2011, Mr. Hynes spent 17 years at Fidelity Investments and Fidelity International, most recently within the Emerging Markets Equity Group, working as a PM for the Fidelity Series Emerging Markets Fund. At Fidelity he also held at various times the positions of Global EM Analyst; European HY Credit Analyst, European Equity Analyst; Co-head of International Fixed Income, and Senior Global Bond Trader. Previously, he worked as a Global Bond Trader at Watermark Management, and began his career as a Research Associate at Temple, Barker & Sloane. John earned an MBA in Finance from The Wharton School, University of Pennsylvania, and a BA in Economics from Dartmouth College.

Other than as set forth herein, there are no other changes to the portfolio management of the Fund.

Change in Sub-Adviser for the Small Cap Value and Tax-Managed Small/Mid Cap Funds

Effective October 1, 2015, William Blair & Company L.L.C., which serves as a sub-adviser to the Small Cap Value and Tax-Managed Small/Mid Cap Funds, underwent an internal reorganization, as a result of which the Funds will now be managed by William Blair Investment Management, LLC, pursuant to a new sub-advisory agreement. Therefore, all references to "William Blair & Company L.L.C" are hereby deleted and replaced with "William Blair Investment Management, LLC."

Other than as set forth herein, there are no other changes to the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-975 (11/15)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
(the "Fund")

Supplement dated November 6, 2015
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on July 17, 2015

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change to Fund.

Change in Sub-Adviser for the Small Cap Value Fund

Effective October 1, 2015, William Blair & Company L.L.C., which serves as a sub-adviser to the Small Cap Value Fund, underwent an internal reorganization, as a result of which the Fund will now be managed by William Blair Investment Management, LLC, pursuant to a new sub-advisory agreement. Therefore, all references to "William Blair & Company L.L.C" are hereby deleted and replaced with "William Blair Investment Management, LLC."

Other than as set forth herein, there are no other changes to the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-976 (11/15)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
Tax-Managed Small/Mid Cap Fund
Multi-Strategy Alternative Fund
(the "Funds")

Supplement dated November 6, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on July 17, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses and portfolio management of the Funds.

Restatement of Fees and Expenses for the Multi-Strategy Alternative Fund

Under the section titled "Fund Summary", under the heading entitled "Fees and Expenses," under the sub-heading entitled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

(expenses that you pay each year as a percentage of the value of your investment)^	Class Y Shares
Management Fees		1.50%
Distribution (12b-1) Fees		None
Other Expenses
Dividends on Shorts	0.02%
Remainder of Other Expenses	0.36%
Total Other Expenses		0.38%
Acquired Funds Fees and Expenses (AFFE)†		1.37%
Total Annual Fund Operating Expenses		3.25%

^  Total Annual Fund Operating Expenses have been restated to reflect current fees.

†  AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading entitled "Example," the table is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Multi-Strategy Alternative Fund—Class Y Shares	$328	$1,001	$1,698	$3,549

In addition, under the section titled "Sub-Advisers," under the sub-section "Information About Fee Waivers," the text referring to the Multi-Strategy Alternative Fund in the second chart is hereby deleted and replaced with the following:

Fund Name—Class Y Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund	3.25%	1.73%	0.36%	0.36%

There are no further changes to the fees and expenses of the Fund.

Change in the Multi-Strategy Alternative Fund's Portfolio Management

Under the section titled "Fund Summary," under the heading entitled "Principal Investment Strategies" in the Fund Summary for the Multi-Strategy Alternative Fund, the third paragraph is hereby deleted in its entirety and replaced with the following:

The Fund currently allocates assets to one Sub-Adviser pursuant to SIMC's "manager of managers" model, and the Sub-Adviser manages a portion of the Fund's portfolio under the general supervision of SIMC. In addition, SIMC may directly manage a portion of the Fund's assets, which may include allocating assets to investments in Underlying Funds selected by SIMC.

In addition, under the section titled "Fund Summary," under the heading entitled "Management," the chart under the sub-heading entitled "Investment Adviser and Portfolio Manager" is hereby deleted and replaced with the following:

Portfolio Manager	Experience with the Fund	Title with Adviser
Srdjan Teslic	Since 2013	Senior Investment Analyst—Alternative Investments Team

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Emso Partners Limited	Mark R. Franklin	Since 2015	Founder, Chief Investment Officer
	John Hynes	Since 2015	Portfolio Manager

In addition, under the section titled "Investment Adviser," the two paragraphs before the heading entitled "High Yield Bond Fund" are hereby deleted in their entirety and replaced with the following:

Srdjan Teslic serves as portfolio manager for the Multi-Strategy Alternative Fund. Mr. Teslic currently serves as Senior Investment Analyst of the Alternative Investments Team and joined SIMC in 2009.

Although the Real Return Fund is able to use a multi-manager approach whereby the Fund's assets would be allocated among multiple Sub-Advisers, the Fund's assets currently are managed directly by SIMC. SIMC may, in the future, determine to act as a manager of managers with respect to some or all of the Fund's assets and allocate Fund assets to one or more Sub-Advisers, upon approval from the Board of Trustees. In addition, SIMC may also directly manage a portion of the High Yield Bond Fund's and the Multi-Strategy Alternative Funds' assets in a manner that it believes will help each Fund achieve its investment goals.

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," the following text is hereby added after the heading entitled "High Yield Bond Fund" and its contents thereunder:

MULTI-STRATEGY ALTERNATIVE FUND:

Emso Partners Limited: Emso Partners Limited (Emso), located at Iron Trades House, 21-24 Grosvenor Place, London, SW1X 7HN, serves as a Sub-Adviser to a portion of the assets of the Multi-Strategy Alternative Fund. A team of investment professionals manages the portion of the Multi-Strategy Alternative Fund's assets allocated to Emso. Mark Franklin is the Chief Investment Officer of Emso. Mark began his career in international banking in 1979 and lived and worked throughout Latin America holding various positions in Argentina, Colombia and Mexico. He joined Salomon Brothers in 1986 to establish and co-run their emerging markets customer business. Following his appointment to the position of partner in 1991, he joined Salomon's proprietary trading division where he started and successfully ran the emerging markets investment business until the merger with Citigroup. After the merger he founded the Emso Fund, established Emso Partners Limited (then as a subsidiary of Citibank), and ultimately executed its employee buyout in 2013. During the past 15 years he has built a wide institutional investor base and a consistently strong performance track record in Emso and its associated funds. Mark holds a BA from Brown University in Economics. He is a Trustee of Tusk, a pan-African charitable trust. John Hynes is a portfolio manager focusing on liquid alternative strategies. Before joining Emso in 2011, Mr. Hynes spent 17 years at Fidelity Investments and Fidelity International, most recently within the Emerging Markets Equity Group, working as a PM for the Fidelity Series Emerging Markets Fund. At Fidelity he also held at various times the positions of Global EM Analyst; European HY Credit Analyst, European Equity Analyst; Co-head of International Fixed Income, and Senior Global Bond Trader. Previously, he worked as a Global Bond Trader at Watermark Management, and began his career as a Research Associate at Temple, Barker & Sloane. John earned an MBA in Finance from The Wharton School, University of Pennsylvania, and a BA in Economics from Dartmouth College.

Other than as set forth herein, there are no other changes to the portfolio management of the Fund.

Change in Sub-Adviser for the Small Cap Value and Tax-Managed Small/Mid Cap Funds

Effective October 1, 2015, William Blair & Company L.L.C., which serves as a sub-adviser to the Small Cap Value and Tax-Managed Small/Mid Cap Funds, underwent an internal reorganization, as a result of which the Funds will now be managed by William Blair Investment Management, LLC, pursuant to a new sub-advisory agreement. Therefore, all references to "William Blair & Company L.L.C" are hereby deleted and replaced with "William Blair Investment Management, LLC."

Other than as set forth herein, there are no other changes to the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-977 (11/15)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
Tax-Managed Small/Mid Cap Fund
Multi-Strategy Alternative Fund
(the "Funds")

Supplement Dated November 6, 2015
to the Statement of Additional Information (the "SAI") dated January 31, 2015, as amended on July 17, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the Funds.

Change in Multi-Strategy Alternative Fund's Portfolio Management

Under the section titled "Investment Objectives and Policies," under the heading "Multi-Strategy Alternative Fund" the sixth paragraph is hereby deleted in its entirety and replaced with the following:

The Fund currently allocates assets to one Sub-Adviser pursuant to SIMC's "manager of managers" model, and the Sub-Adviser manages a portion of the Fund's portfolio under the general supervision of SIMC. In addition, SIMC may directly manage a portion of the Fund's assets, which may include allocating assets to investments in Underlying Funds selected by SIMC.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading "Advisory and Sub-Advisory Agreements" all text relating to the "Multi-Strategy Alternative Fund" is hereby deleted.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading "The Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

EMSO PARTNERS LIMITED—Emso Partners Limited ("Emso") serves as a Sub-Adviser to a portion of the assets of the Multi-Strategy Alternative Fund. Emso is regulated by the FCA, is registered with the SEC as an investment adviser under the Advisers Act, is registered with the CFTC as a CPO under the United States Commodity Exchange Act and is a member of the NFA. The Investment Manager is a wholly-owned subsidiary of White Park Limited, a Cayman Islands exempted company which is wholly owned by Mark Franklin and other members of Emso's team.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Emso

Compensation. SIMC pays Emso a fee based on the assets under management of the Multi-Strategy Alternative Fund as set forth in an investment sub-advisory agreement between Emso and SIMC. Emso pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Strategy Alternative Fund.

Emso's compensation for its professionals is based on a fixed salary and a variable compensation element, which is based on Emso's overall performance across its business, and the individual's contribution to that performance. Variable compensation is determined at the discretion of the Founder and Chief Investment Officer of Emso.

Ownership of Fund Shares. As of March 31, 2015, Emso's portfolio managers did not beneficially own any shares of the Multi-Strategy Alternative Fund.

Other Accounts. As of March 31, 2015, in addition to the Multi-Strategy Alternative Fund, Emso's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Mark R. Franklin	2	$88.8	5		$1,892.18	2		$115.11
	0	$0	5	*	$1,892.18	2	*	$115.11
John Hynes	2	$88.8	5		$1,892.18	2		$115.11
	0	$0	5	*	$1,892.18	2	*	$115.11

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, Emso has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies and oversight by investment management and the Compliance team.

Other than as set forth herein, there are no other changes to the portfolio management of the Fund.

Change in Sub-Adviser for the Small Cap Value and Tax-Managed Small/Mid Cap Funds

Effective October 1, 2015, William Blair & Company L.L.C., which serves as a sub-adviser to the Small Cap Value and Tax-Managed Small/Mid Cap Funds, underwent an internal reorganization, as a result of which the Funds will now be managed by William Blair Investment Management, LLC, pursuant to a new sub-advisory agreement. Therefore, all references to "William Blair & Company L.L.C" are hereby deleted and replaced with "William Blair Investment Management, LLC."

Other than as set forth herein, there are no other changes to the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-978 (11/15)